COST OF REVENUES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Cost Of Revenues [Abstract]
Payroll and related expenses	$ 11,282	$ 9,890	$ 7,385